UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:12/31/10

Item 1.  Schedule of Investments.

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCK - 91.1%
		AUTO MANUFACTURERS - 3.3%
	3,570	Toyota Motor Corp. ADR +	$ 280,709

		BANKS - 10.2%
	19,663	Bank of America Corp. +	262,304
	2,422	Goldman Sachs Group, Inc. +	407,284
	7,300	Morgan Stanley	198,633
			868,221
		BIOTECHNOLOGY - 3.0%
	7,150	Gilead Sciences, Inc. *	259,116

		COMMERCIAL SERVICES - 5.0%
	10,920	Aegean Marine Petroleum Network, Inc.	113,896
	16,800	Western Union Co. +	311,976
			425,872
		COMPUTERS - 6.6%
	3,200	Research In Motion Ltd. *	186,016
	25,200	Seagate Technology PLC * +	378,756
			564,772
		ELECTRONICS - 3.5%
	10,000	FLIR Systems, Inc. * +	297,500

		HEALTHCARE-PRODUCTS - 4.7%
	7,560	NuVasive, Inc. *	193,914
	7,150	Thoratec Corp. *	202,488
			396,402
		INTERNET - 2.6%
	367	Google, Inc. - Cl. A *	217,987

		OIL & GAS - 22.3%
	9,880	Cabot Oil & Gas Corp. +	373,958
	8,010	Chesapeake Energy Corp.	207,539
	39,732	Cobalt International Energy, Inc. * +	485,128
	7,635	Range Resources Corp. +	343,422
	32,466	SandRidge Energy, Inc. * +	237,651
	6,805	Southwestern Energy Co. * +	254,711
			1,902,409
		PHARMACEUTICALS - 12.2%
	3,650	Cephalon, Inc. * +	225,278
	21,263	Savient Pharmaceuticals, Inc. * +	236,870
	4,290	Teva Pharmaceutical Industries Ltd.	223,638
	15,788	Warner Chilcott PLC +	356,177
			1,041,963
		RETAIL - 2.6%
	12,791	Penske Automotive Group, Inc. * +	222,819

		SEMICONDUCTORS - 1.8%
	19,500	Micron Technology, Inc. *	156,390

Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		SOFTWARE - 9.4%
	28,250	Activision Blizzard, Inc. +	$ 351,430
	6,480	Adobe Systems, Inc. * +	199,454
	8,938	Microsoft Corp. +	249,549
			800,433
		TRANSPORTATION - 3.9%
	9,555	Diana Shipping, Inc. *	114,851
	4,095	Frontline Ltd.	103,890
	7,644	Genco Shipping & Trading Ltd. *	110,074
			328,815

		TOTAL COMMON STOCK (Cost $6,908,603)	7,763,408

		SHORT-TERM INVESTMENTS - 34.4%
		MONEY MARKET FUND - 34.4%
	2,928,111	HighMark U.S. Government Money Market Fund
		to yield 0.04%** (Cost $2,928,111)	2,928,111

		TOTAL INVESTMENTS - 125.5% (Cost $9,836,714)	$ 10,691,519
		LIABILITIES IN EXCESS OF OTHER ASSETS - (25.5) %	(2,169,279)
		NET ASSETS - 100.0%	$ 8,522,240

	Shares		Value
		SECURITIES SOLD SHORT *
	2,700	BJ's Restaurants, Inc.	$ 95,661
	6,000	Brookdale Senior Living, Inc.	128,460
	5,760	Canfor Pulp Income Fund	83,454
	3,000	CarMax, Inc.	95,640
	2,400	Choice Hotels International, Inc.	91,848
	1,800	Concur Technologies, Inc.	93,474
	3,660	Corrections Corp. of America	91,720
	1,920	Cracker Barrel Old Country Store, Inc.	105,158
	1,800	DineEquity, Inc.	88,884
	1,920	Electrolux AB	108,960
	2,220	Entertainment Properties Trust	102,675
	1,080	Factset Research Systems Inc.	101,261
	3,900	Fair Isaac Corp.	91,143
	1,881	Ingersoll-Rand PLC	88,576
	3,720	Life Time Fitness, Inc.	152,483
	4,100	Mercer International, Inc.	31,775
	3,900	NetSuite, Inc.	97,500
	1,620	Norfolk Southern Corp.	101,768
	3,000	Realty Income Corp.	102,600
	1,980	SAP AG ADR	100,208
	1,980	TreeHouse Foods, Inc.	101,158
	3,000	Ulta Salon Cosmetics & Fragrance, Inc.	102,000
	3,000	Williams-Sonoma, Inc.	107,070
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,255,527)	$ 2,263,476
Rady Contrarian Long-Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

	ADR - American Depository Receipt
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 947,890
		Unrealized Depreciation:	(101,034)
		Net Unrealized Appreciation:	$ 846,856

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,763,408	$ -	$ -	$ 7,763,408
Money Market Funds	-	2,928,111	-	2,928,111
Total	$ 7,763,408	$ 2,928,111	$ -	$ 10,691,519
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,263,476	$ -	$ -	$ 2,263,476
Total	$ 2,263,476	$ -	$ -	$ 2,263,476

The Fund did not hold any Level 3 securities during the period.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCK - 79.1%
		AUTO MANUFACTURERS - 2.4%
	340	Toyota Motor Corp. ADR	$ 26,734

		BANKS - 9.0%
	2,475	Bank of America Corp.	33,016
	274	Goldman Sachs Group, Inc.	46,076
	850	Morgan Stanley	23,129
			102,221
		BIOTECHNOLOGY - 3.4%
	1,056	Gilead Sciences, Inc. *	38,269

		COMMERCIAL SERVICES - 4.3%
	1,800	Aegean Marine Petroleum Network, Inc.	18,774
	1,600	Western Union Co.	29,712
			48,486
		COMPUTERS - 5.4%
	450	Research In Motion Ltd. *	26,159
	2,400	Seagate Technology PLC *	36,072
			62,231
		ELECTRONICS - 4.5%
	1,700	FLIR Systems, Inc. *	50,575

		HEALTHCARE-PRODUCTS - 4.2%
	840	NuVasive, Inc. *	21,546
	900	Thoratec Corp. *	25,488
			47,034
		INTERNET - 2.3%
	43	Google, Inc. - Cl. A *	25,541

		OIL & GAS - 15.1%
	1,040	Cabot Oil & Gas Corp.	39,364
	855	Chesapeake Energy Corp.	22,153
	2,650	Cobalt International Energy, Inc. *	32,356
	820	Range Resources Corp.	36,884
	4,801	SandRidge Energy, Inc. *	35,143
	145	Southwestern Energy Co. *	5,427
			171,327
Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
	Shares		Value
		PHARMACEUTICALS - 10.9%
	435	Cephalon, Inc. *	$ 26,848
	2,654	Savient Pharmaceuticals, Inc. *	29,566
	540	Teva Pharmaceutical Industries Ltd.	28,150
	1,725	Warner Chilcott PLC	38,916
			123,480
		RETAIL - 2.9%
	1,892	Penske Automotive Group, Inc. *	32,959

		SEMICONDUCTORS - 1.9%
	2,700	Micron Technology, Inc. *	21,654

		SOFTWARE - 8.0%
	3,000	Activision Blizzard, Inc.	37,320
	720	Adobe Systems, Inc. *	22,162
	1,125	Microsoft Corp.	31,410
			90,892
		TRANSPORTATION - 4.8%
	1,575	Diana Shipping, Inc. *	18,931
	675	Frontline Ltd.	17,125
	1,260	Genco Shipping & Trading Ltd. *	18,144
			54,200

		TOTAL COMMON STOCK (Cost $804,308)	895,603

		SHORT-TERM INVESTMENTS - 36.7%
		MONEY MARKET FUND - 36.7%
	415,793	HighMark U.S. Government Money Market Fund
		to yield 0.04%** (Cost $415,793)	415,793

		TOTAL INVESTMENTS - 115.8% (Cost $1,220,101) (a)	$ 1,311,396
		LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8) %	(179,282)
		NET ASSETS - 100.0%	$ 1,132,114

	ADR - American Depository Receipt
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 93,738
		Unrealized Depreciation:	(2,443)
		Net Unrealized Appreciation:	$ 91,295

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 895,603	$ -	$ -	$ 895,603
Money Market Funds	-	415,793	-	415,793
Total	$ 895,603	$ 415,793	$ -	$ 1,311,396

                                                   The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/25/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/25/11